Shareholders' Equity (Deficit)	12 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Note 9 - Shareholders' Equity (Deficit)

On April 13, 2015, we filed a certification of correction with the State of Delaware to correct the par value of our common stock to $0.001 per share. The number of common shares authorized remained at 20,000,000.

On March 11, 2015 we completed a private offering and sale of common stock to four accredited investors for gross proceeds to the Company of $19,500. In connection with the sale of the shares, we entered into a registration rights agreement with the investors, pursuant to which we agreed to register all of the investor’s shares of our common stock on a Form S-1 registration statement to be filed with the SEC within 120 calendar days after use our commercially reasonable efforts to cause such registration statement to be declared effective under the 1933 Act as promptly as reasonably practicable after the filing.

On June 27, 2014, the board of directors designated 1,000,000 shares of Series E preferred stock. The Series E preferred stock has a par value of $0.000001 and ranks subordinate to the Company’s common stock as to distributions of assets upon liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary. The outstanding shares of Series E preferred stock have the right to take action by written consent or vote based on the number of votes equal to twice the number of votes of all outstanding shares of capital stock. As a result, the Series E Preferred Stock carries 66.67% voting control. On October 8, 2014, the Company issued 1,000,000 shares of Series E Preferred stock to Landor Investment Corp. (“Landor”) in exchange for services valued at $10,000. On the date of the transaction, Landor held 99.2% of our common stock.